Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 23, 2021 INR (₨) shares	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 $ / shares	Aug. 23, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Premium received for the put options given	₨ 0
Cash consideration paid to non- controlling shareholders		₨ 237,000,000	$ 3	₨ 37,000,000	₨ 737,000,000
Class A Shares
Disclosure of detailed information about business combination [line items]
Par value per share | $ / shares						$ 0.0001
ReNew Power Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%
Number of shares issued | shares	12,289,241
Equity consideration	₨ 9,128,000,000				9,128,000,000
Net assets acquired	130,497,000,000
Cash consideration	736,000,000
Carrying value of the additional interest acquired	₨ 4,242,000,000
Non-controlling interest acquired					4,242,000,000
Cash consideration paid to non- controlling shareholders					₨ 736,000,000
ReNew Power Private Limited | GS Wyvern Holdings Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	3.00%			93.00%
ReNew Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%
Percentage of voting interest held by non-controlling interest		10.00%	10.00%
Cash consideration		₨ 19,609,000,000
Proportion of ownership interest in subsidiary		94.00%	94.00%	93.00%
ReNew Private Limited | GS Wyvern Holdings Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration		₨ 8,319,000,000
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
RMG II
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Equity consideration	₨ 63,506,000,000
Net assets acquired	5,165,000,000
Costs incurred	5,528,000,000
Amount charged to statement of profit or loss	1,868,000,000
Acquisition date fair value of previously held equity interest	₨ 77,315,000,000
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
RMG II | Public Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	11,500,000
RMG II | Private Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	7,026,807
Business acquisition shares exchange ratio | shares	1
RMG II | Share premium
Disclosure of detailed information about business combination [line items]
Amount charged in statement of changes in equity	₨ 3,660,000,000
RMG II | Class A Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	19,511,966
RMG II | Class B Shares
Disclosure of detailed information about business combination [line items]
Business acquisition shares exchange ratio | shares	1
PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	85,500,000
Par value per share | $ / shares							$ 10
Equity consideration	₨ 63,506,000,000
ReNew Akshay Urja Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		51.00%	51.00%	51.00%